Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-32846
Entity Registrant Name	CRH PUBLIC LTD CO
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Stonemason’s Way
Entity Address, Address Line Two	Rathfarnham
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	16
Entity Address, Country	IE
Title of 12(b) Security	Ordinary Shares
Trading Symbol	CRH
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	752,140,338
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Entity Central Index Key	0000849395
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Auditor Name	Deloitte Ireland LLP
Auditor Location	Dublin Ireland
Auditor Firm ID	1193
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Stonemason’s Way
Entity Address, Address Line Two	Rathfarnham
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	16
Entity Address, Country	IE
Contact Personnel Name	Jim Mintern
City Area Code	+353
Local Phone Number	1 404 1000
Contact Personnel Email Address	mail@crh.com
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing the right to receive one Ordinary Share
Trading Symbol	CRH
Security Exchange Name	NYSE